LEASE OBLIGATIONS (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Aug. 30, 2022	Mar. 31, 2021	Mar. 31, 2019	Jul. 31, 2022	Jul. 31, 2021	Mar. 31, 2019	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Jun. 30, 2022	May 31, 2021	Nov. 30, 2020	Oct. 03, 2020	Jul. 02, 2020	Feb. 28, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly payments									$ 5,478
Operating leased equipment, per unit									1.00
Finance leases									45 months 12 days
Operating lease obligation									$ 254,665
Lease expense				$ 10,001	$ 9,562		$ 29,670	$ 28,367	38,037	$ 35,117
Security deposit				63,036			63,036		$ 47,682	17,800
Operating leases									24 months 3 days
Mari Luna [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum monthly lease payments														$ 6,500	$ 3,500
Operating lease obligation															$ 117,659
Borrowing rate															4.50%
Security deposit				5,000			5,000		$ 5,000
Basalt Lab Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease obligation		$ 235,313
Borrowing rate		4.50%
Lease expense		$ 6,800
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire			$ 239,595			$ 239,595			304,873
Monthly payments			$ 4,513			$ 4,513			$ 5,478
Operating leased equipment, per unit			1.00			1.00			1.00
Annual interest rate						4.50%			3.00%
Estimated useful lives of leased equipment			15 years			15 years			15 years
Security deposit	$ 10,000
Annual interest rate			4.50%			4.50%			3.00%
Annual rent	$ 160,000
Basalt Lab Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire		925,932							$ 304,873
Lease expense				$ 19,397			$ 56,735		47,967	$ 0
Second Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security deposit		$ 13,600							$ 11,000					$ 11,000
Miami Lab Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum monthly lease payments											$ 9,500	$ 8,000	$ 4,400			$ 5,200
Security deposit																$ 6,332